Offerings	Jan. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.250% Senior Notes due 2033
Maximum Aggregate Offering Price	$ 782,250,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 119,762.48
Offering Note	The U.S. dollar equivalent of the Maximum Aggregate Offering Price has been calculated using an exchange rate of EUR1.00 = $1.0430 as announced by Bloomberg on January 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 3.250% Senior Notes due 2033
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 3.250% Senior Notes due 2033
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.